Amplify CWP Enhanced Dividend Income ETF
Schedule of Investments
January 31, 2024 (Unaudited)

COMMON STOCKS - 91.5%	Shares	Value
Communication Services - 2.4%
Verizon Communications, Inc.	1,706,068	$72,251,980

Consumer Discretionary - 10.1%
Home Depot, Inc.(a)	438,751	154,861,553
McDonald's Corp.	505,490	147,967,033
		302,828,586

Consumer Staples - 12.5%
Coca-Cola Co.	1,035,131	61,579,943
Procter & Gamble Co.	999,134	157,003,917
Walmart, Inc.	948,775	156,785,069
		375,368,929

Energy - 7.6%
Chevron Corp.	970,671	143,106,026
ConocoPhillips	480,821	53,789,445
Marathon Petroleum Corp.	180,300	29,857,680
		226,753,151

Financials - 17.9%
CME Group, Inc.	415,150	85,454,476
Goldman Sachs Group, Inc.(a)	372,354	142,987,660
JPMorgan Chase & Co.(a)	853,391	148,797,255
Visa, Inc. - Class A	590,305	161,306,743
		538,546,134

Health Care - 11.7%
Johnson & Johnson	565,660	89,883,374
Merck & Co., Inc.	853,153	103,043,819
UnitedHealth Group, Inc.	307,851	157,539,671
		350,466,864

Industrials - 8.0%
Caterpillar, Inc.	395,530	118,781,614
Deere & Co.	227,165	89,407,601
Waste Management, Inc.	165,340	30,692,064
		238,881,279

Information Technology - 15.9%
Apple, Inc.	320,228	59,050,043
Broadcom, Inc.(a)	90,963	107,336,340
Cisco Systems, Inc.(a)	1,593,859	79,979,845
International Business Machines Corp.(a)	359,130	65,957,816
Microsoft Corp.(a)	413,137	164,255,008
		476,579,052

Materials - 3.3%
Agnico Eagle Mines Ltd.	856,294	42,095,413
Freeport-McMoRan, Inc.	1,450,245	57,560,224
		99,655,637

Utilities - 2.1%
Duke Energy Corp.	641,117	61,438,242
TOTAL COMMON STOCKS (Cost $2,466,563,834)		2,742,769,854

AFFILIATED EXCHANGE TRADED FUNDS - 3.3%
Amplify Samsung SOFR ETF(b)	983,004	98,560,896
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $98,654,573)		98,560,896

SHORT-TERM INVESTMENTS - 6.2%
Money Market Funds – 6.2%
Invesco Government & Agency Portfolio – Institutional Class - 5.25%(c)	186,568,604	186,568,604
TOTAL SHORT-TERM INVESTMENTS (Cost $186,568,604)		186,568,604

TOTAL INVESTMENTS - 101.0% (Cost $2,751,787,011)		3,027,899,354
Liabilities in Excess of Other Assets - (1.0)%		(31,786,273)
TOTAL NET ASSETS - 100.0%		$2,996,113,081

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or portion of this security is held as collateral for the options written. At January 31, 2024, the value of these securities amounted to $3,966,247 or 0.1% of net assets.
(b)	Affiliated company as defined by the Investment Company Act of 1940.
(c)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Amplify CWP Enhanced Dividend Income ETF
Schedule of Options Written
January 31, 2024 (Unaudited)

CALL OPTIONS WRITTEN - (0.1)% (a)(b)	Notional Amount	Contracts	Value
Broadcom, Inc., Expiration: 02/16/2024; Exercise Price: $1,230.00	$(18,880,000)	160	$(187,200)
Cisco Systems, Inc., Expiration: 02/16/2024; Exercise Price: $52.50	(45,162,000)	9,000	(468,000)
Goldman Sachs Group, Inc., Expiration: 02/16/2024; Exercise Price: $400.00	(30,720,800)	800	(154,400)
Home Depot, Inc., Expiration: 02/16/2024; Exercise Price: $380.00	(35,296,000)	1,000	(29,500)
International Business Machines Corp., Expiration: 02/16/2024; Exercise Price: $210.00	(18,366,000)	1,000	(6,000)
JPMorgan Chase & Co., Expiration: 02/16/2024; Exercise Price: $170.00	(87,180,000)	5,000	(2,837,500)
Microsoft Corp.	0	0	–
Expiration: 02/02/2024; Exercise Price: $425.00	(157,044,100)	3,950	(23,700)
Expiration: 02/16/2024; Exercise Price: $405.00	(3,975,800)	100	(45,750)
TOTAL OPTIONS WRITTEN (Premiums received $3,121,982)			$(3,752,050)

(a)	Exchange-traded.
(b)	100 shares per contract.

Security Name	Value at October 31, 2023	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at January 31, 2024	Ending Shares
Amplify Samsung SOFR ETF	-	100,603,935	(1,951,969)	2,607	(93,677)	931,477	98,560,896	983,004
	$-	$100,603,935	$(1,951,969)	$2,607	$(93,677)	$931,477	$98,560,896	983,004

Security Valuation
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2024, there have been no significant changes to the Funds’ fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued at the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. Futures contracts will be valued at the settlement price. If there is no current market price available, then the securities will be valued at the last trade price.

The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of January 31, 2024:

Amplify CWP Enhanced Dividend Income ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,742,769,854	$–	$–	$2,742,769,854
Affiliated Exchange Traded Funds	98,560,896	–	–	98,560,896
Money Market Funds	186,568,604	–	–	186,568,604
Total Assets	$3,027,899,354	$–	$–	$3,027,899,354

Liabilities:
Options Written	–	(3,752,050)	–	(3,752,050)
Total Liabilities	$–	$(3,752,050)	$–	$(3,752,050)

Refer to the Schedule of Investments for industry classifications.

For the period ended January 31, 2024, there were no transfers into or out of Level 3 for the Fund.